Financial Instruments Fair Value Risk - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Detailed Information about Financial Instruments [Line Items]
Unlisted investments include of investment	€ 29	€ 35
Level 3 [member]
Disclosure of Detailed Information about Financial Instruments [Line Items]
Impact in income statement due to Level 3 instruments	(22)	(9)
Option over a non-controlling interest	51	0
Long-term cash receivables insurance contracts	106	114
Level 3 [member] | Unilever Ventures companies [Member]
Disclosure of Detailed Information about Financial Instruments [Line Items]
Unlisted investments include of investment	€ 494	€ 403